ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Revenue from expiration of ticket	$ 70,000
Deferred income	$ 904,558	$ 1,511,179
Description of lease liability	A decrease of one percentage point in our estimate of the rates used as of January 1, 2019 (the date of adoption of the standard) would increase the lease liability by approximately ThUS $ 105 million.
LATAM Pass Loyalty Program [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Deferred income	$ 1,365,534	1,332,173
Description of change in ticket usage	A hypothetical change of one percentage point in the probability of swaps would translate into an impact of ThUS $ 24,425 in the results as of 2020 (ThUS $ 30,506 in the results as of 2019).
Probable change in deferred revenue	$ 24,425	30,506
LATAM Pass Brasil Loyalty Program [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Deferred income	$ 187,493	354,847
Description of change in ticket usage	A hypothetical change of two percentage points in exchange probability
Probable change in deferred revenue	$ 2,950	$ 3,150